Stock Incentive Plans - Schedule of Stock Option Activity (Details) - Stock Option [Member] - $ / shares			9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted			2,596,137	3,063,139
Weighted- Average Exercise Price per Share, Granted			$ 0.66	$ 1.78
Number of Options, Exercised			(15,006)	(60,454)
Weighted- Average Exercise Price per Share, Exercised
Number of Options, Forfeited / Expired			(140,307)	(9,127)
Weighted- Average Exercise Price per Share, Forfeited / Expired			$ 2.64	$ 0.54
Number of Options, Outstanding	3,790,702	1,202,724	6,231,526	3,790,702
Weighted- Average Exercise Price per Share, Outstanding	$ 1.04	$ 0.55	$ 2.47	$ 1.04
Weighted- Average Remaining Contractual Term (years), Outstanding	5 years 11 months 23 days	5 years 10 months 6 days	9 years 10 days
Number of Options, Exercisable	4,145,552		3,766,429	4,145,552
Weighted- Average Exercise Price per Share, Exercisable			$ 3.64
Weighted- Average Remaining Contractual Term (years), Exercisable			8 years 5 months 12 days